Leases (Details) - Schedule of lease cost - USD ($)	Dec. 31, 2020	Dec. 31, 2019 [1]
Schedule of lease cost [Abstract]
2021	$ 783,955
2022	539,558
2023	154,367
2024	11,723
2025
thereafter
Total undiscounted future minimum lease payments	1,489,603
Less: Amounts representing interest	(72,619)
Total present value of operating lease liabilities	1,416,984
Less: current portion of operating lease liabilities	(736,854)	$ (138,133)
Non-current portion of operating lease liabilities	$ 680,130	$ 368,019

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.